UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income TrustSM
Investment portfolio

December 31, 2010
unaudited

Bonds, notes & other debt instruments — 89.22%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 85.52%
CONSUMER DISCRETIONARY — 23.01%
Univision Communications Inc. 12.00% 20141	$17,065	$18,772
Univision Communications Inc. 10.50% 20151,2,3	226,605	237,978
Univision Communications Inc., Term Loan, 4.511% 20172,4,5	99,104	94,443
Univision Communications Inc. 8.50% 20211	38,280	38,950
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20121	10,175	10,735
Charter Communications Operating, LLC, Term Loan B, 7.25% 20142,4,5	841	876
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20141	26,500	29,746
Charter Communications, Inc. 13.50% 2016	55,038	65,908
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	70,900	72,318
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	40,425	42,042
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	44,925	47,508
Mandalay Resort Group 6.375% 2011	4,150	4,197
MGM Resorts International 6.75% 2012	57,653	57,653
MGM Resorts International 6.75% 2013	23,745	23,721
MGM Resorts International 13.00% 2013	37,775	44,858
MGM Resorts International 5.875% 2014	25,425	23,582
MGM Resorts International 10.375% 2014	12,725	14,347
MGM Resorts International 6.625% 2015	7,975	7,347
MGM Resorts International 7.50% 2016	16,600	15,604
MGM Resorts International 11.125% 2017	18,275	21,108
MGM Resorts International 9.00% 20201	18,925	20,912
Allison Transmission Holdings, Inc., Term Loan B, 3.02% 20142,4,5	56,642	55,580
Allison Transmission Holdings, Inc. 11.00% 20151	77,035	84,353
Allison Transmission Holdings, Inc. 11.25% 20151,2,3	83,224	91,130
Virgin Media Finance PLC 9.125% 2016	36,015	38,536
Virgin Media Finance PLC, Series 1, 9.50% 2016	91,715	104,097
Virgin Media Secured Finance PLC 6.50% 2018	9,325	9,861
Virgin Media Finance PLC 8.375% 20191	57,435	63,035
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,4,5	21,472	20,932
Michaels Stores, Inc. 0%/13.00% 20166	65,520	65,192
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,4,5	6,172	6,185
Michaels Stores, Inc. 11.375% 2016	21,000	22,995
Michaels Stores, Inc. 7.75% 20181	48,800	48,922
Toys “R” Us, Inc. 7.625% 2011	57,410	59,276
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20162,4,5	14,264	14,420
Toys “R” Us-Delaware, Inc. 7.375% 20161	19,580	20,657
Toys “R” Us Property Co. II, LLC 8.50% 2017	38,025	41,067
Toys “R” Us Property Co. I, LLC 10.75% 2017	3,875	4,437
Toys “R” Us, Inc. 7.375% 2018	9,550	9,407
AMC Entertainment Inc. 8.00% 2014	10,175	10,328
AMC Entertainment Inc., Series B, 11.00% 2016	5,000	5,313
AMC Entertainment Inc. 8.75% 2019	68,675	73,654
AMC Entertainment Inc. 9.75% 20201	30,000	31,350
Neiman Marcus Group, Inc. 9.00% 20152,3	79,954	84,151
Neiman Marcus Group, Inc. 10.375% 2015	34,125	36,215
Macy’s Retail Holdings, Inc. 8.375% 20152	55,365	65,054
Federated Retail Holdings, Inc. 5.90% 2016	3,000	3,218
Federated Department Stores, Inc. 7.45% 2017	21,169	23,392
Federated Department Stores, Inc. 6.79% 2027	11,972	11,433
Federated Department Stores, Inc. 7.00% 2028	13,000	12,968
Federated Department Stores, Inc. 6.90% 2029	1,787	1,765
J.C. Penney Co., Inc. 9.00% 2012	8,980	9,766
J.C. Penney Co., Inc., Series A, 6.875% 2015	53,417	56,488
J.C. Penney Co., Inc. 7.65% 2016	21,469	23,455
J.C. Penney Co., Inc. 5.75% 2018	12,895	12,766
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	67,753	68,431
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	26,450	27,111
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	80,550	88,605
Boyd Gaming Corp. 6.75% 2014	25,000	24,688
Boyd Gaming Corp. 7.125% 2016	11,000	9,928
Boyd Gaming Corp. 9.125% 20181	48,560	48,196
Bon-Ton Department Stores, Inc. 10.25% 2014	69,775	71,519
Ziggo Bond Co. BV 8.00% 2018	€48,000	66,387
Hanesbrands Inc., Series B, 3.831% 20142	$45,550	45,493
Hanesbrands Inc. 8.00% 2016	18,350	19,772
Cinemark USA, Inc., Term Loan, 3.52% 20162,4,5	5,507	5,543
Cinemark USA, Inc. 8.625% 2019	54,405	59,165
Limited Brands, Inc. 5.25% 2014	703	731
Limited Brands, Inc. 6.90% 2017	6,678	7,129
Limited Brands, Inc. 8.50% 2019	18,605	21,349
Limited Brands, Inc. 7.00% 2020	24,725	26,208
Limited Brands, Inc. 7.60% 2037	8,946	8,812
PETCO Animal Supplies, Inc., Term Loan B, 6.00% 20172,4,5	30,100	30,178
PETCO Animal Supplies, Inc. 9.25% 20181	31,275	33,112
Nara Cable Funding Ltd. 8.875% 2018	€43,450	56,103
Royal Caribbean Cruises Ltd. 8.75% 2011	$435	440
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,260
Royal Caribbean Cruises Ltd. 11.875% 2015	40,475	50,189
Burlington Coat Factory Warehouse Corp. 11.125% 2014	52,410	54,375
CSC Holdings, Inc., Series B, 6.75% 2012	4,500	4,686
CSC Holdings, Inc. 8.50% 2014	28,850	31,843
CSC Holdings, Inc. 8.50% 2015	3,500	3,815
CSC Holdings, Inc. 8.625% 2019	11,400	13,053
Dollar General Corp., Term Loan B2, 3.01% 20142,4,5	4,268	4,273
Dollar General Corp. 10.625% 2015	21,363	23,339
Dollar General Corp. 11.875% 20172,3	21,283	24,795
Tower Automotive Holdings 10.625% 20171	48,410	52,283
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	40,750	42,991
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	8,292	9,183
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	45,250	49,209
Technical Olympic USA, Inc. 9.00% 20107,8	22,486	15,414
Technical Olympic USA, Inc. 9.00% 20107,8	7,325	5,021
Technical Olympic USA, Inc. 9.25% 20111,7,8	36,325	24,901
UPC Holding BV 9.875% 20181	37,310	41,041
Regal Entertainment Group 9.125% 2018	13,000	13,910
Regal Cinemas Corp. 8.625% 2019	25,455	27,110
Edcon (Proprietary) Ltd. 4.276% 20142	€22,425	25,472
Edcon (Proprietary) Ltd. 4.276% 20142	11,000	12,494
Local T.V. Finance LLC, Term Loan B, 2.31% 20132,4,5	$8,440	8,057
Local T.V. Finance LLC 10.00% 20151,2,3	31,914	29,039
Mohegan Tribal Gaming Authority 8.00% 2012	17,950	15,078
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,023
Mohegan Tribal Gaming Authority 7.125% 2014	24,600	15,621
Mohegan Tribal Gaming Authority 6.875% 2015	6,775	4,217
Fox Acquisition LLC, Term Loan B, 7.50% 20152,4,5	4,240	4,221
Fox Acquisition LLC 13.375% 20161	26,240	28,864
LBI Media, Inc. 8.50% 20171	40,150	32,823
Quebecor Media Inc. 7.75% 2016	19,700	20,439
Quebecor Media Inc. 7.75% 2016	10,375	10,764
Blue Acquisition Sub, Inc. 9.875% 20181	28,250	30,227
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	27,229
Jarden Corp. 8.00% 2016	23,250	25,430
Warner Music Group 7.375% 2014	18,090	17,457
Warner Music Group 9.50% 2016	6,700	7,219
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	24,429
NAI Entertainment Holdings LLC 8.25% 20171	21,250	22,419
Allbritton Communications Co. 8.00% 2018	22,000	22,330
Marina District Finance 9.50% 20151	5,250	5,184
Marina District Finance 9.875% 20181	16,500	16,335
Radio One, Inc. 15.00% 20161,2,3	19,337	18,960
UPC Germany GmbH 8.125% 20171	2,300	2,415
UPC Germany GmbH 9.625% 2019	€10,800	15,911
DineEquity, Inc. 9.50% 20181	$17,200	18,318
Seneca Gaming Corp. 8.25% 20181	16,750	16,876
Gray Television, Inc. 10.50% 2015	16,620	16,828
Education Management LLC and Education Management Finance Corp. 8.75% 2014	16,245	16,732
Lamar Media Corp. 7.875% 2018	13,525	14,438
TL Acquisitions, Inc., Term Loan B, 2.55% 20142,4,5	14,936	14,117
Clear Channel Communications, Inc. 5.00% 2012	13,000	12,805
Vidéotron Ltée 6.875% 2014	6,780	6,899
Vidéotron Ltée 6.375% 2015	3,720	3,822
Gymboree, Term Loan B, 5.50% 20172,4,5	10,100	10,172
Lear Corp. 7.875% 2018	9,000	9,675
Seminole Tribe of Florida 7.804% 20201,4	8,935	8,716
Meritage Corp. 7.731% 20171	9,000	8,280
Interactive Data Corp. 10.25% 20181	6,575	7,232
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	5,700	6,213
Ford Motor Co. 9.50% 2011	1,000	1,052
FCE Bank PLC 7.125% 2013	€3,550	4,969
Phillips-Van Heusen Co. 7.375% 2020	$5,000	5,337
NCL Corp Ltd 9.50% 20181	4,925	5,097
Tenneco Automotive Inc. 6.875% 20201	4,300	4,418
American Media, Inc. 13.50% 20181,8,9	3,723	3,633
Grupo Televisa, SAB 6.625% 2040	2,500	2,720
Kabel Deutschland GmbH 10.625% 2014	1,361	1,413
Time Warner Cable Inc. 7.50% 2014	750	861
Cox Communications, Inc. 5.45% 2014	390	430
KAC Acquisition Corp. 8.00% 20261,3,4,8	256	—
		3,973,304

TELECOMMUNICATION SERVICES — 10.89%
Sprint Capital Corp. 7.625% 2011	4,000	4,015
Sprint Capital Corp. 8.375% 2012	23,680	25,160
Nextel Communications, Inc., Series E, 6.875% 2013	46,088	46,434
Nextel Communications, Inc., Series F, 5.95% 2014	144,965	143,153
Nextel Communications, Inc., Series D, 7.375% 2015	178,423	179,538
Sprint Capital Corp. 8.75% 2032	3,000	3,045
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	93,745	101,479
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20151	52,270	56,582
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20171	59,420	61,648
Cricket Communications, Inc. 10.00% 2015	29,245	31,475
Cricket Communications, Inc. 7.75% 2016	142,615	148,676
Cricket Communications, Inc. 7.75% 20201	20,000	19,100
Wind Acquisition SA 11.75% 20171	106,800	120,951
Wind Acquisition SA 7.25% 20181	19,530	19,921
Wind Acquisition SA 7.375% 2018	€21,915	29,505
Digicel Group Ltd. 12.00% 20141	$61,825	72,335
Digicel Group Ltd. 12.00% 2014	600	702
Digicel Group Ltd. 8.875% 20151	47,975	48,695
Digicel Group Ltd. 8.875% 2015	10,015	10,165
Digicel Group Ltd. 10.50% 20181	10,450	11,547
Frontier Communications Corp. 7.875% 2015	22,300	24,474
Frontier Communications Corp. 8.25% 2017	47,325	52,176
Frontier Communications Corp. 8.50% 2020	35,950	39,455
Frontier Communications Corp. 8.75% 2022	15,925	17,438
Windstream Corp. 8.125% 2013	64,450	71,217
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	8,895	9,177
Windstream Corp. 8.625% 2016	19,300	20,410
Windstream Corp. 7.00% 2019	2,500	2,475
LightSquared, Term Loan B, 12.00% 20143,4,5	108,545	100,180
Trilogy International Partners, LLC, 10.25% 20161	84,250	83,829
Intelsat, Ltd. 8.875% 2015	11,250	11,616
Intelsat Jackson Holding Co., Series B, 8.875% 20151	10,750	11,099
Intelsat, Ltd. 9.50% 2015	7,000	7,245
Intelsat, Ltd. 9.25% 2016	5,000	5,425
Intelsat Jackson Holding Co. 9.50% 2016	15,425	16,350
Intelsat Jackson Holding Co. 8.50% 20191	20,250	22,123
Vodafone Group PLC, Term Loan, 6.875% 20153,4,5,8	69,395	71,130
Crown Castle International Corp. 9.00% 2015	29,475	32,717
Crown Castle International Corp. 7.75% 20171	11,150	12,237
Crown Castle International Corp. 7.125% 2019	2,900	3,081
American Tower Corp. 7.00% 2017	21,825	24,642
American Tower Corp. 7.25% 2019	11,225	12,741
Orascom Telecom 7.875% 20141	32,780	30,977
SBA Telecommunications, Inc. 8.00% 2016	12,850	13,974
Qwest Communications International Inc. 8.00% 2015	12,750	13,770
Sorenson Communications 10.50% 20151	20,700	12,731
América Móvil, SAB de CV 5.00% 2020	4,350	4,543
América Móvil, SAB de CV 8.46% 2036	MXN65,000	4,876
Syniverse Holdings, Inc. 9.125% 20191	$4,600	4,773
Hawaiian Telcom, Inc. 9.00% 20152,3,4,5	4,518	4,556
Level 3 Financing, Inc. 9.25% 2014	4,000	3,990
		1,879,553

FINANCIALS — 10.64%
CIT Group Inc., Series A, 7.00% 2013	100,488	102,749
CIT Group Inc., Series A, 7.00% 2014	97,000	98,212
CIT Group Inc., Term Loan 3, 6.25% 20152,4,5	18,147	18,557
CIT Group Inc., Series A, 7.00% 2015	122,933	123,547
CIT Group Inc., Series A, 7.00% 2016	51,190	51,510
Realogy Corp., Term Loan B, 3.286% 20132,4,5	99,087	93,412
Realogy Corp., Term Loan DD, 3.286% 20132,4,5	50,048	47,182
Realogy Corp., Letter of Credit, 3.297% 20132,4,5	12,864	12,127
Realogy Corp. 10.50% 2014	1,000	988
Realogy Corp., Second Lien Term Loan A, 13.50% 20174,5	89,375	98,145
International Lease Finance Corp., Series R, 4.95% 2011	10,265	10,316
International Lease Finance Corp., Series Q, 5.45% 2011	44,505	44,839
International Lease Finance Corp., Series Q, 5.75% 2011	35,436	35,790
International Lease Finance Corp. 5.00% 2012	6,705	6,780
International Lease Finance Corp., Series R, 5.30% 2012	8,810	8,953
International Lease Finance Corp., Series R, 5.35% 2012	8,390	8,505
International Lease Finance Corp., Series R, 5.40% 2012	17,500	17,763
American General Finance Corp., Series I, 5.85% 2013	10,000	9,125
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,030
International Lease Finance Corp. 8.625% 20151	30,250	32,594
Liberty Mutual Group Inc. 6.50% 20351	18,000	15,993
Liberty Mutual Group Inc., Series B, 7.00% 20671,2	11,185	10,059
Liberty Mutual Group Inc., Series A, 7.80% 20871,2	69,093	68,748
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	47,950	58,499
Developers Diversified Realty Corp. 5.50% 2015	9,250	9,524
Developers Diversified Realty Corp. 9.625% 2016	42,641	50,656
Developers Diversified Realty Corp. 7.50% 2017	12,900	14,429
Developers Diversified Realty Corp. 7.875% 2020	16,755	18,796
Regions Financial Corp. 6.375% 2012	20,213	20,599
Regions Financial Corp. 4.875% 2013	315	307
Regions Financial Corp. 7.75% 2014	43,279	45,047
Regions Bank 7.50% 2018	20,525	21,170
Host Marriott, LP, Series K, 7.125% 2013	1,534	1,565
Host Hotels & Resorts, LP, Series S, 6.875% 2014	11,150	11,540
Host Marriott, LP, Series O, 6.375% 2015	10,725	10,940
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	18,325	18,806
Host Hotels & Resorts LP 9.00% 2017	20,850	23,248
Host Hotels & Resorts LP 6.00% 20201	4,000	3,960
HBOS PLC 6.75% 20181	40,925	38,374
Lloyds TSB Bank PLC 6.50% 20201	3,250	2,995
LBG Capital No.1 PLC, Series 2, 7.875% 2020	15,000	13,725
HBOS PLC 6.00% 20331	4,050	3,028
Rouse Co. 7.20% 2012	12,145	12,783
Rouse Co. 5.375% 2013	22,130	22,324
Rouse Co. 6.75% 20131	17,950	18,690
MetLife Capital Trust IV 7.875% 20671,2	14,950	15,884
MetLife Capital Trust X 9.25% 20681,2	22,500	26,550
MetLife Inc. 10.75% 20692	7,000	9,404
National City Preferred Capital Trust I 12.00% (undated)2	41,340	46,611
Ford Motor Credit Co. 7.25% 2011	8,000	8,270
Ford Motor Credit Co. 7.375% 2011	1,500	1,505
Ford Motor Credit Co. 3.039% 20122	6,000	6,060
Ford Motor Credit Co. 7.50% 2012	5,000	5,318
Ford Motor Credit Co. 7.80% 2012	2,000	2,127
Ford Motor Credit Co. 8.70% 2014	2,000	2,254
Ford Motor Credit Co. 5.625% 2015	2,000	2,073
Ford Motor Credit Co. 7.00% 2015	6,000	6,454
Ford Motor Credit Co. 8.00% 2016	8,950	10,013
Ford Motor Credit Co. 6.625% 2017	2,150	2,263
Zions Bancorporation 5.65% 2014	15,670	15,650
Zions Bancorporation 7.75% 2014	7,225	7,538
Zions Bancorporation 6.00% 2015	18,394	18,203
ProLogis 6.625% 2018	8,570	9,113
ProLogis 7.375% 2019	10,740	11,750
ProLogis 6.875% 2020	19,260	20,484
Hospitality Properties Trust 7.875% 2014	4,090	4,528
Hospitality Properties Trust 5.125% 2015	4,410	4,477
Hospitality Properties Trust 6.30% 2016	2,215	2,332
Hospitality Properties Trust 5.625% 2017	8,870	8,825
Hospitality Properties Trust 6.70% 2018	5,320	5,586
Ally Financial Inc. 7.25% 2011	8,898	8,987
Ally Financial Inc. 6.875% 2012	1,468	1,541
Ally Financial Inc. 7.00% 2012	2,945	3,078
Ally Financial Inc. 6.75% 2014	7,500	7,865
Ally Financial Inc. 8.30% 2015	3,750	4,134
Capital One Capital IV 6.745% 20372	15,170	15,132
Capital One Capital V 10.25% 2039	8,365	9,003
Lazard Group LLC 7.125% 2015	21,926	23,632
Nationwide Mutual Insurance Co. 9.375% 20391	18,000	20,934
Genworth Financial, Inc. 6.15% 20662	22,500	17,888
Royal Bank of Scotland Group PLC 5.05% 2015	3,813	3,672
Royal Bank of Scotland Group PLC 4.70% 2018	9,490	8,047
Royal Bank of Scotland Group PLC 6.99% (undated)1,2	7,635	5,917
Synovus Financial Corp. 4.875% 2013	3,355	3,044
Synovus Financial Corp. 5.125% 2017	15,612	12,998
Unum Group 7.125% 2016	12,425	13,973
Unum Group 5.625% 2020	1,155	1,162
NASDAQ OMX Group, Inc. 5.25% 2018	12,250	12,375
Citigroup Inc. 6.125% 2018	4,675	5,129
Citigroup Capital XXI 8.30% 20772	6,500	6,793
SLM Corp., Series A, 5.375% 2013	9,000	9,184
Lehman Brothers Holdings Inc., Series G, 4.80% 20147	5,000	1,181
Lehman Brothers Holdings Inc., Series I, 6.20% 20147	4,640	1,096
Lehman Brothers Holdings Inc., Series H, 5.50% 20167	360	85
Lehman Brothers Holdings Inc., Series I, 6.875% 20187	23,000	5,808
Brandywine Operating Partnership, LP 7.50% 2015	7,000	7,659
Banco Mercantil del Norte, SA 6.135% 20161,2	3,500	3,614
Banco Mercantil del Norte, SA 6.862% 20211,2	2,000	2,021
HVB Funding Trust I 8.741% 20311	5,325	5,325
VEB Finance Ltd. 6.902% 20201	4,950	5,198
Banco de Crédito del Perú 5.375% 20201	5,000	4,950
Barclays Bank PLC 5.14% 2020	5,000	4,507
BBVA Bancomer SA 7.25% 20201	2,805	2,974
Allstate Corp., Series B, 6.125% 20672	2,530	2,536
Banco del Estado de Chile 4.125% 20201	2,500	2,387
AXA SA 6.463% (undated)1,2	1,600	1,444
		1,836,474

INDUSTRIALS — 10.30%
Nielsen Finance LLC, Term Loan A, 2.264% 20132,4,5	3,329	3,306
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	14,625	17,002
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20166	134,190	141,570
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	63,200	73,312
Nielsen Finance LLC, Term Loan 1L, 8.50% 20174,5,8	28,000	29,820
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20181	8,700	9,048
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.203% 20142,4,5	6,268	5,513
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.303% 20142,4,5	105,078	92,415
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,4,5	22,853	22,916
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	8,045	6,014
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,3	54,450	41,518
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	747
US Investigations Services, Inc., Term Loan B, 3.054% 20152,4,5	8,223	7,839
US Investigations Services, Inc., Term Loan B, 7.75% 20152,4,5	57,562	58,282
US Investigations Services, Inc. 10.50% 20151	46,330	47,778
US Investigations Services, Inc. 11.75% 20161	16,700	17,138
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20064,7,8	1,135	—
Continental Airlines, Inc. 8.75% 2011	21,200	21,889
United Air Lines, Inc., Term Loan B, 2.313% 20142,4,5	29,751	28,815
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20174	5,787	5,801
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	5,757	5,757
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	4,421	4,410
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	4,697	5,005
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20194	1,083	1,102
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	5,828	6,200
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20204	944	942
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20204	11,306	11,306
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,4	8,594	8,250
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	4,585	4,883
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	2,487	2,784
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	291	330
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20224	5,854	5,957
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20244	2,954	3,011
CEVA Group PLC, Bridge Loan, 9.75% 20152,4,5,8	56,263	49,793
CEVA Group PLC 11.625% 20161	16,330	18,004
CEVA Group PLC 8.375% 20171	20,500	20,808
CEVA Group PLC 11.50% 20181	24,277	26,341
Nortek, Inc. 11.00% 20139	60,064	64,269
Nortek Inc. 10.00% 20181,9	41,520	43,077
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.04% 20142,4,5	11,935	11,770
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.04% 20142,4,5	11,527	11,368
DAE Aviation Holdings, Inc. 11.25% 20151	76,129	79,174
ARAMARK Corp., Letter of Credit, 2.136% 20142,4,5	215	213
ARAMARK Corp., Term Loan B, 2.178% 20142,4,5	2,672	2,649
ARAMARK Corp. 3.787% 20152	29,270	28,758
ARAMARK Corp. 8.50% 2015	51,370	53,939
ARAMARK Corp., Letter of Credit, 3.361% 20162,4,5	388	389
ARAMARK Corp., Term Loan B, 3.553% 20162,4,5	5,897	5,917
TransDigm Inc. 7.75% 20181	83,780	87,131
Northwest Airlines, Inc., Term Loan B, 3.81% 20132,4,5	9,546	9,116
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20134	2,500	2,597
Delta Air Lines, Inc., Second Lien Term Loan B, 3.539% 20142,4,5	11,610	11,302
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20144	15,353	15,967
Delta Air Lines, Inc. 9.50% 20141	3,256	3,561
Northwest Airlines, Inc., Term Loan A, 2.06% 20182,4,5	9,987	8,889
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20244	32,352	33,161
Ashtead Group PLC 8.625% 20151	26,250	27,333
Ashtead Capital, Inc. 9.00% 20161	48,955	51,280
AMR Corp., Series B, 10.45% 2011	1,850	1,871
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20124	11,375	11,531
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20124	8,690	8,799
AMR Corp. 9.00% 2012	16,155	16,397
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	1,300	1,344
AMR Corp. 9.00% 2016	1,475	1,438
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20194	13,178	12,716
AMR Corp. 9.88% 2020	1,275	1,192
AMR Corp. 9.80% 2021	2,555	2,389
AMR Corp. 10.00% 2021	9,000	8,415
Associated Materials, LLC 9.125% 20171	59,090	61,897
RBS Global, Inc. and Rexnord LLC 11.75% 2016	3,525	3,798
RBS Global, Inc. and Rexnord LLC 8.50% 2018	42,400	45,262
Ply Gem Industries, Inc. 11.75% 2013	44,895	48,262
Esterline Technologies Corp. 6.625% 2017	17,247	17,506
Esterline Technologies Corp. 7.00% 20201	18,190	18,827
RailAmerica, Inc. 9.25% 2017	32,324	35,678
Navios Maritime Acquisition Corp. 8.625% 20171	33,620	34,545
Kansas City Southern Railway Co. 13.00% 2013	2,710	3,238
Kansas City Southern Railway Co. 8.00% 2015	18,892	20,403
H&E Equipment Services, Inc. 8.375% 2016	17,875	18,322
Sequa Corp., Term Loan B, 3.54% 20142,4,5	17,868	17,288
Manitowoc Company, Inc. 8.50% 2020	15,250	16,279
Roofing Supply Group 8.625% 20171	5,690	5,889
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	3,650	3,851
Allied Waste North America, Inc. 6.875% 2017	2,800	3,084
		1,777,687

INFORMATION TECHNOLOGY — 9.28%
First Data Corp., Term Loan B2, 3.011% 20142,4,5	80,948	74,996
First Data Corp. 9.875% 2015	22,301	21,242
First Data Corp. 9.875% 2015	1,046	1,002
First Data Corp. 10.55% 20153	9,970	9,232
First Data Corp. 11.25% 2016	45,495	40,036
First Data Corp. 8.875% 20201	25,455	26,982
First Data Corp. 8.25% 20211	101,172	97,631
First Data Corp. 12.625% 20211	202,591	194,487
First Data Corp. 8.75% 20221,2,3	101,417	98,628
NXP BV and NXP Funding LLC 3.039% 20132	11,640	11,509
NXP BV and NXP Funding LLC 3.735% 20132	€47,178	61,153
NXP BV and NXP Funding LLC 10.00% 201310	$77,049	88,029
NXP BV and NXP Funding LLC 7.875% 2014	4,625	4,833
NXP BV and NXP Funding LLC 8.625% 2015	€24,950	34,508
NXP BV and NXP Funding LLC 9.50% 2015	$70,140	75,225
NXP BV and NXP Funding LLC 9.75% 20181	82,650	93,395
Freescale Semiconductor, Inc. 8.875% 2014	34,320	36,036
Freescale Semiconductor, Inc. 9.125% 20142,3	105,185	110,444
Freescale Semiconductor, Inc., Term Loan, 4.508% 20162,4,5	19,928	19,301
Freescale Semiconductor, Inc. 10.125% 2016	89,152	94,278
Freescale Semiconductor, Inc. 9.25% 20181	29,800	32,929
Freescale Semiconductor, Inc. 10.125% 20181	50,725	57,319
Sanmina-SCI Corp. 6.75% 2013	39,700	39,799
Sanmina-SCI Corp. 3.052% 20141,2	28,755	27,317
Sanmina-SCI Corp. 8.125% 2016	86,807	88,109
SunGard Data Systems Inc. 10.625% 2015	11,250	12,459
SunGard Data Systems Inc. 7.375% 20181	14,900	15,049
SunGard Data Systems Inc. 7.625% 20201	20,484	20,843
Ceridian Corp. 11.25% 2015	32,925	32,760
Jabil Circuit, Inc. 8.25% 2018	22,415	25,497
Jabil Circuit, Inc. 5.625% 2020	6,000	5,925
Advanced Micro Devices, Inc. 8.125% 2017	21,050	22,418
Advanced Micro Devices, Inc. 7.75% 20201	3,750	3,909
Serena Software, Inc. 10.375% 2016	24,540	25,215
		1,602,495

HEALTH CARE — 7.91%
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	85,740	87,455
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	114,310	115,453
Elan Finance PLC and Elan Finance Corp. 8.75% 20161	43,550	43,877
HCA Inc., Term Loan B1, 2.553% 20132,4,5	2,925	2,903
HCA Inc. 6.75% 2013	3,800	3,923
HCA Inc. 9.125% 2014	12,945	13,608
HCA Inc. 6.375% 2015	16,230	16,027
HCA Inc. 9.25% 2016	5,725	6,122
HCA Inc. 9.625% 20162,3	8,388	9,007
HCA Inc., Term Loan B2, 3.553% 20172,4,5	7,015	7,024
HCA Inc. 7.875% 2020	5,050	5,429
HCA Inc. 7.75% 20211	158,525	158,921
VWR Funding, Inc., Series B, 10.25% 20152,3	138,533	146,153
PTS Acquisition Corp. 9.50% 20152,3	120,218	122,021
PTS Acquisition Corp. 9.75% 2017	€12,250	16,370
Tenet Healthcare Corp. 7.375% 2013	$71,295	73,434
Tenet Healthcare Corp. 9.25% 2015	31,460	33,662
Boston Scientific Corp. 6.25% 2015	4,785	5,081
Boston Scientific Corp. 5.125% 2017	10,607	10,601
Boston Scientific Corp. 6.00% 2020	14,086	14,709
Boston Scientific Corp. 7.00% 2035	8,800	8,845
Boston Scientific Corp. 7.375% 2040	23,914	26,212
Bausch & Lomb Inc. 9.875% 2015	57,775	62,108
HealthSouth Corp. 10.75% 2016	54,015	58,471
ConvaTec Healthcare 10.50% 20181	54,380	55,400
Quintiles Transnational 9.50% 20141,2,3	51,405	52,819
Surgical Care Affiliates, Inc. 8.875% 20151,2,3	28,684	29,258
Surgical Care Affiliates, Inc. 10.00% 20171	19,430	19,819
Symbion Inc. 11.75% 20152,3	36,855	30,506
Merge Healthcare Inc 11.75% 2015	27,425	29,345
Multiplan Inc. 9.875% 20181	25,990	27,679
Coventry Health Care, Inc. 5.95% 2017	20,625	20,996
Patheon Inc. 8.625% 20171	20,385	20,436
Endo Pharmaceuticals Holdings Inc. 7.00% 20201	13,200	13,530
CHS/Community Health Systems, Inc. 8.875% 2015	8,000	8,420
Accellent Inc. 8.375% 2017	7,500	7,725
Health Management Associates, Inc. 6.125% 2016	3,000	3,045
		1,366,394

MATERIALS — 3.94%
Reynolds Group 7.75% 20161	44,275	47,042
Reynolds Group 8.50% 20181	24,315	24,558
Reynolds Group 7.125% 20191	23,850	24,387
Reynolds Group 9.00% 20191	15,870	16,525
Georgia Gulf Corp. 10.75% 20169	5,388	5,738
Georgia Gulf Corp. 9.00% 20171,9	90,285	98,411
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	8,825	9,046
Nalco Co. 8.25% 2017	33,000	35,929
Nalco Co. 6.625% 20191	7,990	8,210
Ball Corp. 7.125% 2016	15,285	16,546
Ball Corp. 6.75% 2020	4,885	5,154
Ball Corp. 5.75% 2021	16,830	16,325
CEMEX Finance LLC 9.50% 20161	18,150	18,808
CEMEX Finance LLC 9.50% 2016	6,850	7,098
CEMEX SA 9.25% 20201	7,635	7,540
Owens-Brockway Glass Container Inc. 6.75% 2014	3,309	3,383
Owens-Brockway Glass Container Inc. 7.375% 2016	26,330	28,107
International Paper Co. 7.95% 2018	20,575	24,519
International Paper Co. 9.375% 2019	5,330	6,866
Smurfit Kappa Acquisition 7.75% 2019	€11,610	16,445
Smurfit Capital Funding PLC 7.50% 2025	$15,550	14,423
Graphic Packaging International, Inc. 9.50% 2017	17,445	19,124
Graphic Packaging International, Inc. 7.875% 2018	8,965	9,436
Rockwood Specialties Group, Inc. 7.50% 2014	10,215	10,521
Rockwood Specialties Group, Inc. 7.625% 2014	€12,235	16,758
LBI Escrow Corp 8.00% 20171	$23,859	26,454
Ardagh Packaging Finance 7.375% 2017	€9,000	12,147
Ardagh Packaging Finance 7.375% 20171	$3,250	3,368
Ardagh Packaging Finance 9.125% 20201	7,900	8,256
Ardagh Packaging Finance 9.25% 2020	€1,400	1,927
MacDermid 9.50% 20171	$22,656	24,015
Plastipak Holdings, Inc. 8.50% 20151	15,515	16,058
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	13,950	15,451
Dow Chemical Co. 7.60% 2014	13,000	15,005
Mercer International Inc. 9.50% 20171	11,990	12,380
Georgia-Pacific Corp. 8.125% 2011	11,610	12,045
Steel Dynamics Inc. 7.625% 20201	9,250	9,944
OMNOVA Solutions Inc. 7.875% 20181	9,800	9,922
Newpage Corp. 11.375% 2014	10,000	9,450
FMG Resources 7.00% 20151	7,475	7,699
Solutia Inc. 8.75% 2017	2,960	3,256
ArcelorMittal 7.00% 2039	2,000	2,082
		680,358

UTILITIES — 3.71%
Edison Mission Energy 7.50% 2013	42,575	41,936
Edison Mission Energy 7.75% 2016	12,825	11,094
Midwest Generation, LLC, Series B, 8.56% 20164	45,241	45,806
Edison Mission Energy 7.00% 2017	32,195	25,676
Edison Mission Energy 7.20% 2019	46,450	36,115
Homer City Funding LLC 8.734% 20264	8,875	8,209
Edison Mission Energy 7.625% 2027	44,280	32,214
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.764% 20142,4,5	108,769	84,359
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.764% 20142,4,5	9,923	7,696
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	42,288	23,893
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	32,515	18,534
NRG Energy, Inc. 7.25% 2014	19,700	20,143
NRG Energy, Inc. 7.375% 2016	34,700	35,654
NRG Energy, Inc. 7.375% 2017	21,025	21,708
NRG Energy, Inc. 8.25% 20201	6,000	6,180
Intergen Power 9.00% 20171	71,950	76,627
AES Gener SA 7.50% 2014	11,750	12,733
AES Corp. 7.75% 2015	5,575	5,979
AES Corp. 8.00% 2017	35,000	37,188
AES Corp. 8.00% 2020	13,300	14,164
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,121
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	525	558
Sierra Pacific Resources 6.75% 2017	7,375	7,647
NV Energy, Inc 6.25% 2020	22,150	22,371
CMS Energy Corp. 4.25% 2015	7,025	6,991
CMC Energy Corp. 6.55% 2017	6,400	6,836
CMS Energy Corp. 5.05% 2018	3,000	2,981
CMS Energy Corp. 8.75% 2019	8,575	10,129
CMS Energy Corp. 6.25% 2020	5,700	5,846
Enersis SA 7.375% 2014	5,000	5,534
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20171	2,000	2,111
		641,033

CONSUMER STAPLES — 3.40%
SUPERVALU INC., Term Loan B, 1.538% 20122,4,5	427	422
SUPERVALU INC. 7.50% 2012	3,860	3,923
Albertson’s, Inc. 7.25% 2013	4,990	5,027
SUPERVALU INC. 7.50% 2014	1,000	970
SUPERVALU INC., Term Loan B2, 3.038% 20152,4,5	757	749
SUPERVALU INC. 8.00% 2016	58,350	56,162
Albertson’s, Inc. 7.45% 2029	2,684	2,026
Albertson’s, Inc. 8.00% 2031	22,500	16,987
Rite Aid Corp. 8.625% 2015	11,350	9,988
Rite Aid Corp. 9.75% 2016	15,000	16,594
Rite Aid Corp. 10.25% 2019	18,085	18,876
Rite Aid Corp. 8.00% 2020	20,800	21,762
Rite Aid Corp. 7.70% 2027	7,500	4,481
Rite Aid Corp. 6.875% 2028	11,177	6,008
Stater Bros. Holdings Inc. 7.75% 2015	47,705	49,255
Stater Bros. Holdings Inc. 7.375% 20181	20,125	20,729
Smithfield Foods, Inc., Series B, 7.75% 2013	5,200	5,567
Smithfield Foods, Inc. 10.00% 20141	32,400	37,503
Smithfield Foods, Inc. 7.75% 2017	9,350	9,771
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	50,139	51,769
C&S Group Enterprises LLC 8.375% 20171	52,870	50,755
Ingles Markets, Inc. 8.875% 2017	34,875	37,491
Constellation Brands, Inc. 8.375% 2014	6,450	7,079
Constellation Brands, Inc. 7.25% 2017	24,200	25,743
BFF International Ltd. 7.25% 20201	28,950	30,253
Cott Beverages Inc. 8.375% 2017	8,700	9,439
Cott Beverages Inc. 8.125% 2018	13,325	14,424
Spectrum Brands Inc. 9.50% 20181	18,950	20,845
Tyson Foods, Inc. 10.50% 2014	16,525	19,623
Elizabeth Arden, Inc. 7.75% 2014	12,368	12,608
CEDC Finance Corp. 9.125% 20161	11,500	12,276
TreeHouse Foods, Inc. 7.75% 2018	7,400	8,038
		587,143

ENERGY — 2.44%
Petroplus Finance Ltd. 6.75% 20141	61,817	57,181
Petroplus Finance Ltd. 7.00% 20171	104,238	92,772
Petroplus Finance Ltd. 9.375% 20191	30,810	28,653
Energy Transfer Partners, LP 7.50% 2020	29,875	30,921
TransCanada PipeLines Ltd. 6.35% 20672	22,645	22,389
General Maritime Corp. 12.00% 2017	22,825	22,140
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	4,400	4,530
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	12,125	14,113
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,4	17,370	18,152
Overseas Shipholding Group, Inc. 8.125% 2018	16,725	16,850
Concho Resources Inc. 8.625% 2017	3,300	3,614
Concho Resources Inc. 7.00% 2021	12,400	12,741
Williams Companies, Inc. 7.875% 2021	1,222	1,445
Williams Companies, Inc. 8.75% 2032	10,638	13,050
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,284
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	6,646
Teekay Corp. 8.50% 2020	11,635	12,726
Enterprise Products Operating LLC 7.00% 20672	10,055	9,951
Denbury Resources Inc. 9.75% 2016	5,000	5,600
Denbury Resources Inc. 8.25% 2020	3,088	3,366
Continental Resources Inc. 8.25% 2019	1,800	2,007
Continental Resources Inc. 7.375% 2020	700	745
Continental Resources Inc. 7.125% 20211	5,000	5,275
Enbridge Energy Partners, LP 8.05% 20772	7,220	7,662
Petrobras International 5.75% 2020	2,780	2,898
Petrobras International 6.875% 2040	4,130	4,359
Forest Oil Corp. 8.50% 2014	1,500	1,646
Forest Oil Corp. 7.25% 2019	4,000	4,080
Reliance Holdings Ltd. 6.25% 20401	5,000	5,016
Gazprom OJSC 5.092% 20151	2,340	2,410
Gazprom OJSC 7.288% 20371	1,800	1,881
		421,103

Total corporate bonds, notes & loans		14,765,544

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 2.62%
Brazil (Federal Republic of) 10.00% 2017	BRL35,620	19,698
Brazil (Federal Republic of) 6.00% 201711	23,390	14,350
Brazil (Federal Republic of) Global 4.875% 2021	$3,100	3,178
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	9,429
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,994
Brazil (Federal Republic of) Global 11.00% 2040	2,790	3,765
Brazil (Federal Republic of) 6.00% 204511	BRL19,508	12,751
Turkey (Republic of) 14.00% 2011	TRY26,550	17,257
Turkey (Republic of) 16.00% 2012	16,000	11,344
Turkey (Republic of) 10.00% 2015	7,100	4,980
Turkey (Republic of) 7.50% 2017	$9,700	11,519
Turkey (Republic of) 6.75% 2018	3,250	3,729
Turkey (Republic of) 6.75% 2040	2,500	2,738
Colombia (Republic of) Global 10.00% 2012	1,500	1,635
Colombia (Republic of) Global 10.75% 2013	3,800	4,446
Colombia (Republic of) Global 8.25% 2014	4,000	4,710
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	13,337
Colombia (Republic of) Global 11.75% 2020	$1,936	2,928
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	8,922
Colombia (Republic of) Global 10.375% 2033	$823	1,239
Colombia (Republic of) Global 7.375% 2037	4,139	4,925
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	1,032
United Mexican States Government, Series MI10, 9.50% 2014	80,000	7,262
United Mexican States Government 5.00% 201611	67,830	6,259
United Mexican States Government, Series M20, 10.00% 2024	80,000	8,091
United Mexican States Government Global, Series A, 6.75% 2034	$6,105	6,899
United Mexican States Government 4.00% 204011	MXN91,797	7,726
Argentina (Republic of) 0.169% 20122,4	$16,240	3,870
Argentina (Republic of) 7.00% 2015	9,560	9,030
Argentina (Republic of) 8.28% 20333,4	6,375	5,944
Argentina (Republic of) GDP-Linked 2035	ARS84,135	3,104
Argentina (Republic of) GDP-Linked 2035	$12,377	1,937
Argentina (Republic of) 1.18% 20384,11	ARS106,414	10,761
Panama (Republic of) Global 7.125% 2026	$585	706
Panama (Republic of) Global 8.875% 2027	6,500	8,938
Panama (Republic of) Global 6.70% 20364	17,768	19,900
Russian Federation 12.75% 2028	2,000	3,490
Russian Federation 7.50% 20304	21,359	24,777
Uruguay (Republic of) 5.00% 201811	UYU255,010	14,957
Uruguay (Republic of) 4.25% 20274,11	159,020	8,816
Polish Government, Series 0414, 5.75% 2014	PLN51,554	17,783
Polish Government, Series 1017, 5.25% 2017	2,050	677
Polish Government 6.375% 2019	$3,535	3,978
Indonesia (Republic of) 10.375% 2014	1,800	2,245
Indonesia (Republic of), Series 30, 10.75% 2016	IDR39,935,000	5,168
Indonesia (Republic of) 6.875% 20171	$1,000	1,165
Indonesia (Republic of) 6.875% 2018	5,000	5,850
Indonesia (Republic of) 6.875% 20181	3,725	4,358
Indonesia (Republic of) 6.625% 20371	2,500	2,750
Venezuela (Republic of) 10.75% 2013	6,000	5,805
Venezuela (Republic of) 8.50% 2014	1,250	1,062
Venezuela (Republic of) 7.65% 2025	8,455	5,348
Venezuela (Republic of) 9.25% 2027	9,795	7,346
Venezuela (Republic of) 9.25% 2028	2,390	1,625
Egypt (Arab Republic of) 11.50% 2011	EGP 9,380	1,655
Egypt (Arab Republic of) 9.10% 2012	18,225	3,144
Egypt (Arab Republic of) 11.55% 2013	15,800	2,662
Egypt (Arab Republic of) 11.625% 2014	49,265	8,938
South Africa (Republic of) 6.875% 2019	$7,410	8,716
South Africa (Republic of) 5.50% 2020	4,950	5,290
South Korean Government 5.00% 2014	KRW11,325,000	10,448
South Korean Government 5.50% 2017	2,800,000	2,648
Croatian Government 6.75% 20191	$9,400	9,854
Philippines (Republic of) 6.375% 2034	7,600	8,094
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	4,603
Peru (Republic of) 7.125% 2019	$2,945	3,516
Corporación Andina de Fomento 5.75% 2017	3,000	3,166
Dominican Republic 9.50% 20114	1,125	1,165
Dominican Republic 9.50% 20111,4	687	711
		453,143

MORTGAGE-BACKED OBLIGATIONS4 — 0.66%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20371	10,725	11,307
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	27,010	28,475
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.724% 20362	15,000	11,599
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.639% 20372	19,328	16,726
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	15,948	10,288
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR4, Class 2-A-4, 5.645% 20362	6,000	5,513
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 2.695% 20352	6,226	4,536
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-1, 5.00% 2037	3,053	2,890
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20372	1,886	1,104
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.593% 20362	5,144	3,778
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.588% 20362	5,265	3,776
Lehman Mortgage Trust, Series 2006-6, Class 3-A-9, 5.50% 2036	5,289	3,630
Citicorp Mortgage Securities, Inc. 5.50% 2035	3,271	3,277
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	2,877	2,680
Banc of America Funding Trust, Series 2006-7, Class T-2-A-1, 5.878% 2036	3,313	2,436
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 4-A1, 5.32% 20352	2,495	2,327
		114,342

U.S. TREASURY BONDS & NOTES — 0.35%
U.S. Treasury 1.375% 2012	10,000	10,147
U.S. Treasury 3.25% 2016	20,000	21,101
U.S. Treasury 6.00% 2026	21,000	25,976
U.S. Treasury 3.875% 2040	2,500	2,303
		59,527

ASSET-BACKED OBLIGATIONS4 — 0.04%
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class D, 6.65% 2017	2,500	2,680
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20161	2,000	2,075
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.40% 20372	2,412	1,867
		6,622

MUNICIPALS — 0.03%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	$3,750	$3,692
State of Connecticut, Mohegan Tribe of Indians, Gaming Authority Priority Distribution Payment,
Public Improvement Bonds, Series 2003, 5.25% 2033	2,500	1,672
		5,364

Total bonds, notes & other debt instruments (cost: $14,272,231,000)		15,404,542

	Shares or
Convertible securities — 1.11%	principal amount

INFORMATION TECHNOLOGY — 0.72%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	48,990
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$32,767,000	33,177
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$25,000,000	22,031
Liberty Media Corp. 3.50% convertible notes 2031	$36,000,000	19,608
		123,806

CONSUMER DISCRETIONARY — 0.23%
Cooper-Standard Holdings Inc. 7.00% convertible preferred1,8,9	99,687	20,707
Ford Motor Co. 6.50% convertible preferred 2032	299,600	15,537
Saks Inc. 2.00% convertible notes 2024	$4,167,000	4,339
		40,583

INDUSTRIALS — 0.12%
United Continental Holdings, Inc. 4.50% convertible notes 2021	$19,803,000	20,149

FINANCIALS — 0.03%
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20271	$5,000,000	5,075

TELECOMMUNICATION SERVICES — 0.01%
Clearwire Corp. 8.25% convertible notes 20401	$2,594,000	2,646

Total convertible securities (cost: $156,980,000)		192,259

Preferred securities — 1.55%	Shares

FINANCIALS — 1.34%
Barclays Bank PLC 7.434%1,2	39,626,000	39,131
Barclays Bank PLC 8.55%1,2	13,934,000	13,934
JPMorgan Chase & Co., Series I, 7.90%2	28,770,000	30,685
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities1	1,125,000	29,074
Catlin Insurance Ltd. 7.249%1,2	30,275,000	26,793
Ally Financial Inc., Series G, 7.00%1	16,300	15,406
Wells Fargo & Co., Series K, 7.98%2	13,810,000	14,639
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	12,800
RBS Capital Trust II 6.425% noncumulative trust2,7	18,585,000	12,313
XL Capital Ltd., Series E, 6.50%2	11,250,000	9,787
Citigroup Inc. 6.95% convertible preferred 2031	228,000	5,518
Citigroup Inc. 7.875% convertible preferred 204012	150,150	4,033
Lloyds Banking Group PLC 6.657% preference shares1,2,7,12	11,740,000	8,218
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,032
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	315,000	368
Fannie Mae, Series O, 0%1,2,12	150,000	151
		230,882

CONSUMER DISCRETIONARY — 0.21%
Gray Television, Inc., Series D, 17.00%8,10,12	20,948,092	20,162
Las Vegas Sands Corp., Series A, 10.00%	145,900	16,614
		36,776

Total preferred securities (cost: $233,877,000)		267,658

Common stocks — 2.26%

MATERIALS — 0.55%
Georgia Gulf Corp.9,12	3,925,101	94,438

CONSUMER DISCRETIONARY — 0.51%
Cooper-Standard Holdings Inc.1,9,12	633,852	28,523
Cooper-Standard Holdings Inc.1,9,12	505,383	22,742
American Media, Inc.8,9,10,12	1,122,345	18,803
Ford Motor Co.12	810,210	13,604
Time Warner Cable Inc.	39,816	2,629
Charter Communications, Inc., Class A12	39,810	1,550
Adelphia Recovery Trust, Series Arahova12	1,773,964	178
Adelphia Recovery Trust, Series ACC-112	16,413,965	164
Adelphia Recovery Trust, Series ACC-6B8,12	3,619,600	—
Forbes Travel Guide, Inc.8,10,12	83,780	22
		88,215

TELECOMMUNICATION SERVICES — 0.39%
AT&T Inc.	1,000,000	29,380
American Tower Corp., Class A12	538,967	27,832
Hawaiian Telcom Holdco, Inc.12	150,439	4,213
Sprint Nextel Corp., Series 112	777,508	3,289
CenturyLink, Inc.	53,258	2,459
XO Holdings, Inc.12	4,746	3
		67,176

FINANCIALS — 0.37%
Citigroup Inc.12	9,981,696	47,214
Bank of America Corp.	775,127	10,340
CIT Group Inc.12	124,904	5,883
		63,437

INDUSTRIALS — 0.35%
Delta Air Lines, Inc.12	2,368,958	29,849
Nortek, Inc.9,12	793,646	28,571
Quad/Graphics, Inc., Class A12	26,732	1,103
Atrium Corp.8,10,12	10,987	990
United Continental Holdings, Inc.12	22,981	547
		61,060

HEALTH CARE — 0.08%
UnitedHealth Group Inc.	375,000	13,541

CONSUMER STAPLES — 0.01%
Winn-Dixie Stores, Inc.12	222,504	1,595

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.8,10,12	25,710	77

Total common stocks (cost: $315,936,000)		389,539

Warrants — 0.03%

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc., warrants, expire 20171,9,12	190,869	4,962
Charter Communications, Inc., warrants, expire 20148,12	13,390	57
		5,019

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20158,12	182,146	729

Total warrants (cost: $45,060,000)		5,748

	Principal amount
Short-term securities — 4.22%	(000)

Straight-A Funding LLC 0.25%–0.26% due 1/13–1/19/20111	$140,000	139,981
Federal Home Loan Bank 0.13%–0.185% due 1/4–2/23/2011	113,700	113,682
Jupiter Securitization Co., LLC 0.23%–0.27% due 1/18–3/18/20111	92,400	92,359
U.S. Treasury Bill 0.19% due 5/19/2011	75,000	74,957
Coca-Cola Co. 0.19%–0.22% due 2/28–3/28/20111	49,500	49,479
Bank of America Corp. 0.27% due 1/3/2011	47,900	47,899
Private Export Funding Corp. 0.22% due 2/23/20111	45,000	44,984
Variable Funding Capital Company LLC 0.23% due 1/18/20111	41,199	41,194
Freddie Mac 0.14%–0.21% due 1/10–3/15/2011	39,100	39,092
Johnson & Johnson 0.15% due 1/6/20111	30,000	29,999
General Electric Capital Services, Inc. 0.25% due 2/16/2011	27,600	27,592
Becton, Dickinson and Co. 0.20% due 1/21/2011	27,246	27,243

Total short-term securities (cost: $728,452,000)		728,461

Total investment securities (cost: $15,752,536,000)		16,988,207
Other assets less liabilities		277,813

Net assets		$17,266,020

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,354,000,000, which represented 31.01% of the net assets of the fund.

2Coupon rate may change periodically.
3Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,289,336,000, which represented 7.47% of the net assets of the fund.

6Step bond; coupon rate will increase at a later date.
7Scheduled interest and/or principal payment was not received.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $261,259,000, which represented 1.51% of the net assets of the fund.
9The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
10Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$65,008	$88,029	.51%
Gray Television, Inc., Series D, 17.00%	6/26/2008	19,901	20,162	.12
American Media, Inc.	11/17/2010	18,803	18,803	.11
Atrium Corp.	4/30/2010	990	990	.00
HSW International, Inc.	12/17/2007	791	77	.00
Forbes Travel Guide, Inc.	12/17/2007	21	22	.00
Total restricted securities		$105,514	$128,083	.74%

11Index-linked bond whose principal amount moves with a government retail price index.
12Security did not produce income during the last 12 months.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2010, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 12/31/2010(000)

Georgia Gulf Corp. 9.00% 2017	$90,285,000	—	—	$90,285,000	$2,036	$98,411
Georgia Gulf Corp.	4,809,206	—	884,105	3,925,101	—	94,438
Georgia Gulf Corp. 10.75% 2016	$5,388,000	—	—	$5,388,000	147	5,738
Nortek, Inc. 11.00% 2013	$66,164,079	$9,500,000	$15,600,000	$60,064,079	1,450	64,269
Nortek Inc. 10.00% 2018	—	$41,520,000	—	$41,520,000	425	43,077
Nortek, Inc.	793,646	—	—	793,646	—	28,571
Cooper-Standard Holdings Inc.	633,852	—	—	633,852	—	28,523
Cooper-Standard Holdings Inc.	505,383	—	—	505,383	—	22,742
Cooper-Standard Holdings Inc. 7.00%
convertible preferred	101,063	—	1,376	99,687	312	20,707
Cooper-Standard Holdings Inc.,
warrants, expire 2017	190,869	—	—	190,869	—	4,962
American Media, Inc.	—	1,122,345	—	1,122,345	—	18,803
American Media, Inc. 13.50% 2018	—	$3,723,386	—	$3,723,386	11	3,633
American Media Operations, Inc.
9.00% 2013	3,548,854	$159,698	$3,708,552	—	21	—
American Media Operations, Inc.	823,272	—	823,272	—	—	—
American Media Operations, Inc.
14.00% 2013	45,751,556	—	$45,751,556	—	(2,240)	—
Clarent Hospital Corp. Liquidating Trust*	576,849	—	576,849	—	—	—
					$2,162	$433,874

*Unaffiliated issuer at 12/31/2010.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of December 31, 2010, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			(amounts in thousands)
					Unrealized
					(depreciation)
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	12/31/2010

Sales:
Brazilian reais	1/13/2011	JPMorgan Chase	$24,472	BRL42,200	$(875)
Euros	1/6/2011	JPMorgan Chase	$1,536	€1,150	— *
Euros	1/10/2011	HSBC Bank	$13,714	€10,300	(49)
Euros	1/11/2011	Barclays Bank PLC	$3,860	€2,900	(15)
Euros	1/11/2011	HSBC Bank	$6,232	€4,750	(115)
Euros	1/12/2011	Bank of New York Mellon	$3,929	€3,000	(80)
Euros	1/13/2011	Bank of New York Mellon	$10,408	€8,000	(282)
Euros	1/14/2011	JPMorgan Chase	$48,114	€36,000	8
Euros	1/18/2011	JPMorgan Chase	$7,992	€6,000	(26)
Euros	1/21/2011	JPMorgan Chase	$12,512	€9,500	(183)
Euros	1/25/2011	UBS AG	$399	€305	(8)
					$(1,625)

*Amount less than one thousand.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$14,565,832	$199,712	$14,765,544
Bonds & notes of governments & government agencies outside the U.S.	—	453,143	—	453,143
Mortgage-backed obligations	—	114,342	—	114,342
U.S. Treasury bonds & notes	—	59,527	—	59,527
Asset-backed obligations	—	6,622	—	6,622
Municipals	—	5,364	—	5,364
Convertible securities	15,537	176,722	—	192,259
Preferred securities	18,318	229,178	20,162	267,658
Common stocks	369,647	—	19,892	389,539
Warrants	4,962	—	786	5,748
Short-term securities	—	728,461	—	728,461
Total	$408,464	$16,339,191	$240,552	$16,988,207

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$8	$—	$8
Unrealized depreciation on open forward currency contracts	—	(1,633)	—	(1,633)
Total	$—	$(1,625)	$—	$(1,625)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2010 (dollars in thousands):

	Beginning					Ending
	value	Net purchases	Net realized	Net unrealized	Net transfers	value
	at 10/1/2010	and sales	loss	depreciation	out of Level 3†	at 12/31/2010
Investment securities	$220,515	$42,214	$(2,634)	$(8,010)	$(11,533)	$240,552

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands):						$(31,340)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,465,338
Gross unrealized depreciation on investment securities	(278,917)
Net unrealized appreciation on investment securities	1,186,421
Cost of investment securities for federal income tax purposes	15,801,786

Key to abbreviations and symbol

ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
€ = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
KRW = South Korean won
MXN = Mexican pesos
PLN = Polish zloty
TRY = Turkish liras
UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-921-0211O-S25559

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2011

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 28, 2011